CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 451.9	$ 248.5	$ 17.3
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of tax	(0.9)	(19.4)	(16.8)
Gain on sale of discontinued operations, net of tax	(119.3)
Depreciation and amortization	267.2	255.9	274.2
Deferred financing costs amortization	4.8	5.9	7.9
Loss on early extinguishment/modification of debt	16.6	1.6	26.6
Foreign exchange (gain) loss on financing activities, net	(1.3)	1.0	(16.0)
Fair value adjustment of derivatives	(0.5)	(13.4)	(3.9)
Bad debt provision	(0.2)	(1.2)	1.2
Stock-based compensation	12.6	13.9	4.7
Deferred income taxes	26.3	(60.9)	(20.1)
Asset write-downs and other	1.6	12.4	3.0
Excess tax benefits from stock-based payment arrangements	(4.0)
Changes in assets and liabilities, net of the effect of foreign currency translation and acquisitions:
Accounts receivable	(29.8)	(30.1)	24.5
Inventories	(150.8)	(58.1)	127.0
Prepaid expenses and other assets	(16.9)	(16.5)	(1.0)
Accounts payable	(2.8)	29.5	(21.4)
Income taxes payable	36.4	(1.8)	7.7
Accrued expenses and other liabilities	(40.1)	110.7	(51.3)
Net cash provided by operating activities of continuing operations	450.8	478.0	363.6
Net cash (used in) provided by operating activities of discontinued operations	(1.8)	4.4	6.0
Net cash provided by operating activities	449.0	482.4	369.6
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(279.7)	(180.3)	(151.5)
Acquisitions, including transaction fees and payments for prior acquisitions, net of cash acquired	(0.8)	(3.8)	(6.4)
Cross currency swap settlement			(32.9)
Contractual advance to Titanium Dioxide Pigments noncontrolling shareholder			(16.0)
Proceeds on sale of assets	1.1	4.1	8.2
Net cash used in investing activities of continuing operations	(279.4)	(180.0)	(198.6)
Net cash provided by (used in) investing activities of discontinued operations, representing net sale proceeds in 2011	300.6	(1.3)	(5.7)
Net cash provided by (used in) investing activities	21.2	(181.3)	(204.3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock, net of fees	14.6	26.3	1.0
Excess tax benefits from stock-based payment arrangements	4.0
Prepayment of 2014 Notes			(146.8)
Proceeds from Titanium Dioxide Pigments revolving credit facility			14.1
Repayment of Titanium Dioxide Pigments revolving credit facility		(14.3)
Prepayment of senior secured debt	(408.9)	(200.2)	(102.3)
Repayment of senior secured debt	(45.4)	(43.5)	(56.5)
Proceeds from other borrowings		19.3
Payments on other long-term debt	(3.8)	(46.8)	(5.5)
Loan repayments to noncontrolling shareholders	(5.0)
Deferred financing costs	(5.3)	(0.3)	(14.9)
Fees related to early extinguishment/modification of debt	(13.4)		(12.0)
Loan from Viance noncontrolling shareholder			2.0
Distributions to noncontrolling shareholder	(19.4)
Net cash used in financing activities	(482.6)	(259.5)	(320.9)
Effect of exchange rate changes on cash and cash equivalents	(6.8)	(1.4)	(12.6)
Net (decrease) increase in cash and cash equivalents	(19.2)	40.2	(168.2)
Less net (decrease) increase in cash and cash equivalents from discontinued operations	(16.6)	2.3	3.4
Increase (decrease) in cash and cash equivalents from continuing operations	(2.6)	37.9	(171.6)
Cash and cash equivalents of continuing operations, beginning of period	324.1	286.2	457.8
Cash and cash equivalents of continuing operations, end of period	321.5	324.1	286.2
Supplemental disclosures of cash flow information:
Interest paid	104.3	159.8	164.3
Income taxes paid, net of refunds	61.7	38.1	21.8
Government grants received	16.0	3.2
Non-cash investing activities:
Acquisition of capital equipment	$ 35.3	$ 27.8	$ 17.2